Provision For Environmental Rehabilitation - Summary of Provision for Environmental Rehabilitation (Detail) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning balance	$ 97,914	$ 107,874
Change in estimates	(31,644)	(12,374)
Accretion	1,577	2,305
Settlements	(1,409)
Foreign exchange differences	(65)	109
Ending balance	$ 66,373	$ 97,914